Note 2 - Equity Compensation Plans and Capital Stock (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Nonvested Restricted Stock Shares Activity [Table Text Block]
		Weighted
		Average Grant
	Number of	Date Fair Value
	Shares	Per Share
Unvested at March 31, 2019	180,000	$7.03
Cancelled or forfeited	—	—
Granted	90,000	5.05
Vested	—	—
Unvested at March 31, 2020	270,000	$6.37
Cancelled or forfeited	—	—
Granted	89,625	5.64
Vested	(20,000)	8.23
Unvested at March 31, 2021	339,625	$6.07